UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
OPERATING ACTIVITIES:
Net loss	$ (5,414,100)	$ (5,429,000)	$ (10,333,100)	$ (7,112,800)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	60,300	57,500	117,900	48,700
Change in provision for doubtful accounts	6,300	1,200	800
Stock based compensation	775,300	593,000	1,588,300	2,086,000
Common stock issued to vendors for services	(52,600)	(25,800)	(201,920)	(173,000)
Accretion of debt discount and non-cash interest expense	46,700	35,500	82,300
Changes in operating assets and liabilities:
Accounts receivable	(97,400)	(156,200)	(500)	(1,400)
Prepaid expenses and other assets	(800)	(97,200)	(91,500)	(12,100)
Accounts payable and accrued liabilities	559,600	112,400	(432,700)	301,500
Deferred revenue	(7,600)	125,000	113,800
Deferred compensation	183,000	(8,300)	(285,900)	(275,000)
Net cash used in operating activities	(3,836,100)	(4,740,300)	(9,038,680)	(4,792,100)
INVESTING ACTIVITIES:
Purchase of furniture/property and equipment	(9,100)	(55,200)	(55,200)	(127,900)
Investment in Arcadian				(190,000)
Payment for acquisition of business, net of cash acquired		(306,600)	(306,600)
Loan Advance - Plotkin				(159,500)
Purchase of intangible assets				(2,100)
Net cash used in investing activities	(9,100)	(361,800)	(361,800)	(479,500)
FINANCING ACTIVITIES:
Principal payments on capital lease	(600)	(600)	(2,600)	(1,200)
Principal payments on long-term debt			(37,000)
Principal payments on note payable	(17,500)	(34,100)	(36,200)	(56,200)
Proceeds from Aspire Capital purchase agreements			4,260,210	145,000
Proceeds from sale of preferred stock and common stock warrants			2,037,100
Proceeds from sale of common stock, net of costs	1,811,800	2,100,000	930,435	2,981,300
Proceeds from public offering				7,482,100
Proceeds from stock options exercised			54,235
Deferred offering costs				(148,600)
Net cash provided by financing activities	1,793,700	2,065,300	7,206,180	10,402,400
NET INCREASE (DECREASE) IN CASH	(2,051,500)	(3,036,800)	(2,194,300)	5,130,800
CASH AND CASH EQUIVALENTS - BEGINNING OF THE PERIOD	3,254,700	5,449,000	5,449,000	318,200
CASH AND CASH EQUIVALENTS - END OF THE PERIOD	1,203,200	2,412,200	3,254,700	5,449,000
Cash paid during the period for:
Interest	2,000	4,700	8,200	6,600
Income taxes	2,300	1,900	1,900	2,600
Non-cash financing and investing activities
Long-term borrowings assumed in business combination		$ 651,700	651,700
Commitment shares issued to Aspire Capital as offering cost			795,000	708,000
Investment in Arcadian 1,000 shares at $5.90 per share of common stock				$ 5,900